Segment information (Schedule of Segment Information by Segment Areas (Geographical Segments) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee
Disclosure of Segment information [Line Items]
Revenue	$ 1,049,579,000	$ 688,543,000	$ 393,692,000
Sale of crude oil	1,004,775,000	647,559,000	359,640,000
Sale of purchased crude oil	9,454,000
Sale of gas	35,350,000	40,984,000	34,052,000
Realized gain (loss) on commodity risk management contracts	(83,244,000)	(109,654,000)	21,059,000
Production and operating costs	(359,779,000)	(212,790,000)	(125,072,000)
Royalties	(63,298,000)	(40,000,000)	(20,891,000)
Economic rights	(188,989,000)	(73,023,000)	(14,984,000)
Share-based payment	(955,000)	(339,000)	(528,000)
Other operating costs	(106,537,000)	(99,428,000)	(88,669,000)
Operating profit (loss)	429,077,000	185,809,000	(110,663,000)
Adjusted EBITDA	540,779,000	300,800,000	217,531,000
Depreciation	(96,692,000)	(88,969,000)	(118,073,000)
Impairment loss for non-financial assets, net	0	(4,334,000)	(133,864,000)
Write-off of unsuccessful exploration efforts	(25,789,000)	(12,262,000)	(52,652,000)
Total assets	$ 973,975,000	$ 895,741,000	$ 960,266,000
Employees (average) | employee	469	476	447
Employees at year end | employee	482	463	437
Colombia [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 978,423,000	$ 618,268,000	$ 334,606,000
Sale of crude oil	977,184,000	616,133,000	332,461,000
Sale of gas	1,239,000	2,135,000	2,145,000
Realized gain (loss) on commodity risk management contracts	(83,244,000)	(109,654,000)	21,059,000
Production and operating costs	(327,626,000)	(178,384,000)	(92,319,000)
Royalties	(60,314,000)	(33,385,000)	(15,493,000)
Economic rights	(188,989,000)	(72,956,000)	(14,960,000)
Share-based payment	(843,000)	(334,000)	(362,000)
Other operating costs	(77,480,000)	(71,709,000)	(61,504,000)
Adjusted EBITDA	525,593,000	294,847,000	218,524,000
Depreciation	(78,775,000)	(61,279,000)	(63,687,000)
Write-off of unsuccessful exploration efforts	(21,318,000)	(7,827,000)	(1,949,000)
Total assets	$ 797,390,000	$ 689,401,000	$ 680,828,000
Employees (average) | employee	362	308	238
Employees at year end | employee	388	321	268
Chile [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 29,196,000	$ 21,471,000	$ 21,704,000
Sale of crude oil	14,460,000	6,297,000	5,103,000
Sale of gas	14,736,000	15,174,000	16,601,000
Realized gain (loss) on commodity risk management contracts	0	0	0
Production and operating costs	(14,126,000)	(11,050,000)	(10,244,000)
Royalties	(1,165,000)	(770,000)	(753,000)
Share-based payment	(103,000)	(31,000)	(94,000)
Other operating costs	(12,858,000)	(10,249,000)	(9,397,000)
Adjusted EBITDA	11,753,000	7,639,000	8,148,000
Depreciation	(14,076,000)	(14,275,000)	(33,571,000)
Impairment loss for non-financial assets, net	0	(17,641,000)	(81,967,000)
Write-off of unsuccessful exploration efforts	0	(4,435,000)	(50,167,000)
Total assets	$ 63,379,000	$ 71,515,000	$ 101,742,000
Employees (average) | employee	53	55	68
Employees at year end | employee	49	52	57
Brazil [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 19,873,000	$ 20,109,000	$ 12,783,000
Sale of crude oil	796,000	661,000	891,000
Sale of gas	19,077,000	19,448,000	11,892,000
Realized gain (loss) on commodity risk management contracts	0	0	0
Production and operating costs	(5,299,000)	(4,596,000)	(3,876,000)
Royalties	(1,546,000)	(1,575,000)	(1,025,000)
Economic rights		(67,000)	(24,000)
Share-based payment	0	0	0
Other operating costs	(3,753,000)	(2,954,000)	(2,827,000)
Adjusted EBITDA	11,654,000	12,569,000	4,784,000
Depreciation	(2,796,000)	(4,082,000)	(3,732,000)
Impairment loss for non-financial assets, net	0	0	(1,717,000)
Write-off of unsuccessful exploration efforts	0	0	(536,000)
Total assets	$ 34,329,000	$ 38,846,000	$ 38,172,000
Employees (average) | employee	5	4	11
Employees at year end | employee	4	4	5
Argentina [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 1,962,000	$ 28,695,000	$ 24,599,000
Sale of crude oil	1,664,000	24,468,000	21,185,000
Sale of gas	298,000	4,227,000	3,414,000
Realized gain (loss) on commodity risk management contracts	0	0	0
Production and operating costs	(1,579,000)	(18,760,000)	(18,633,000)
Royalties	(273,000)	(4,270,000)	(3,620,000)
Share-based payment	1,000	26,000	(72,000)
Other operating costs	(1,307,000)	(14,516,000)	(14,941,000)
Adjusted EBITDA	(3,643,000)	2,124,000	1,195,000
Depreciation	(254,000)	(9,130,000)	(16,564,000)
Impairment loss for non-financial assets, net	0	13,307,000	(16,205,000)
Write-off of unsuccessful exploration efforts	0	0	0
Total assets	$ 1,296,000	$ 38,111,000	$ 36,803,000
Employees (average) | employee	33	92	114
Employees at year end | employee	24	74	97
Peru [Member]
Disclosure of Segment information [Line Items]
Revenue			$ 0
Sale of crude oil			0
Sale of gas			0
Realized gain (loss) on commodity risk management contracts			0
Production and operating costs			0
Royalties			0
Share-based payment			0
Other operating costs			0
Adjusted EBITDA			(1,952,000)
Depreciation			(401,000)
Impairment loss for non-financial assets, net	$ 0	$ 0	(33,975,000)
Write-off of unsuccessful exploration efforts			0
Total assets			$ 4,656,000
Employees (average) | employee		4	10
Employees at year end | employee			5
Ecuador [Member]
Disclosure of Segment information [Line Items]
Revenue	10,671,000	$ 0	$ 0
Sale of crude oil	10,671,000	0	0
Sale of gas	0	0	0
Realized gain (loss) on commodity risk management contracts	0	0	0
Production and operating costs	(3,220,000)	0	0
Royalties	0	0	0
Share-based payment	(10,000)	0	0
Other operating costs	(3,210,000)	0	0
Adjusted EBITDA	4,197,000	(2,071,000)	(773,000)
Depreciation	(788,000)	(200,000)	(52,000)
Write-off of unsuccessful exploration efforts	(4,471,000)	0	0
Total assets	$ 35,690,000	$ 7,782,000	$ 1,127,000
Employees (average) | employee	7	8	2
Employees at year end | employee	8	3	2
Corporate [Member] | Other Segments [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 9,454,000	$ 0	$ 0
Sale of crude oil	0	0	0
Sale of purchased crude oil	9,454,000
Sale of gas	0	0	0
Realized gain (loss) on commodity risk management contracts	0	0	0
Production and operating costs	(7,929,000)	0	0
Royalties	0	0	0
Share-based payment	0	0	0
Other operating costs	(7,929,000)	0	0
Adjusted EBITDA	(8,775,000)	(14,308,000)	(12,395,000)
Depreciation	(3,000)	(3,000)	(66,000)
Write-off of unsuccessful exploration efforts	0	0	0
Total assets	$ 41,891,000	$ 50,086,000	$ 96,938,000
Employees (average) | employee	9	9	4
Employees at year end | employee	9	9	3